Leases - Schedule of lease liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Lease liabilities [abstract]
Current lease liabilities	$ (112)	$ (95)
Non-current lease liabilities	(541)	(509)
Lease liabilities	$ (653)	$ (604)